Employee Benefits - Employee Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit cost	$ 10,165	$ 9,981	$ 9,729
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Salaries and bonus	9,903	9,729	9,481
Defined contribution plans	80	81	78
Defined benefit plans	182	171	170
Employee benefit cost	$ 10,165	$ 9,981	$ 9,729